Goodwill and intangible assets - Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Beginning balance	$ 16,598	$ 16,261
Dispositions	(18)
Foreign currency translation	200	(89)
Other	(13)
Business realignment		0
Acquisition		426
Goodwill	17,447	17,278	$ 16,941
Accumulated impairment losses	(680)	(680)	(680)
Ending balance	16,767	16,598
Securities Services
Goodwill [Roll Forward]
Beginning balance	7,331	7,004
Dispositions	(18)
Foreign currency translation	88	(48)
Other	(13)
Business realignment		(51)
Acquisition		426
Goodwill	7,388	7,331	7,004
Accumulated impairment losses	0	0	0
Ending balance	7,388	7,331
Market and Wealth Services
Goodwill [Roll Forward]
Beginning balance	1,475	1,429
Dispositions	0
Foreign currency translation	6	(2)
Other	0
Business realignment		48
Acquisition		0
Goodwill	1,481	1,475	1,429
Accumulated impairment losses	0	0	0
Ending balance	1,481	1,475
Investment and Wealth Management
Goodwill [Roll Forward]
Beginning balance	7,792	7,828
Dispositions	0
Foreign currency translation	106	(39)
Other	0
Business realignment		3
Acquisition		0
Goodwill	8,578	8,472	8,508
Accumulated impairment losses	(680)	(680)	$ (680)
Ending balance	$ 7,898	$ 7,792